Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate
Prior Liens	$ 32,857
Face Amount of Mortgages	115,202
Carrying Amount of Mortgages	87,955
Principal Amount of Loans Subject to Delinquent Principal or Interest	2,650
Reconciliation of mortgage loans:
Balance at beginning of year	63,934	109,283	74,517
Additions:
New mortgage loans	40,641	11,286	73,439
Total additions	40,641	11,286	73,439
Deductions:
Collections of principal	(11,819)	(50,579)	(10,540)
Conversions of real property	(3,300)	(4,000)	(10,070)
Charge-offs	(1,501)	0	(18,063)
Reclass to other real estate loans	0	(2,056)	0
Total deductions	(16,620)	(56,635)	(38,673)
Balance at end of year	87,955	63,934	109,283
First mortgage relating to one medical office building in Texas One [Member]
Mortgage Loans on Real Estate
Interest Rate	6.18%
Final Maturity Date	Dec. 31, 2017
Periodic Payment Terms	$114,643
Prior Liens	0
Face Amount of Mortgages	22,244
Carrying Amount of Mortgages	22,244
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital in California One [Member]
Mortgage Loans on Real Estate
Interest Rate	8.72%
Final Maturity Date	Dec. 01, 2017
Periodic Payment Terms	$127,158
Prior Liens	0
Face Amount of Mortgages	17,500
Carrying Amount of Mortgages	17,500
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one medical office building in Texas Two [Member]
Mortgage Loans on Real Estate
Interest Rate	6.18%
Final Maturity Date	Dec. 31, 2017
Periodic Payment Terms	$82,941
Prior Liens	0
Face Amount of Mortgages	16,093
Carrying Amount of Mortgages	16,093
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital In California Two [Member]
Mortgage Loans on Real Estate
Interest Rate	10.14%
Final Maturity Date	Jun. 01, 2020
Periodic Payment Terms	$160,435
Prior Liens	0
Face Amount of Mortgages	21,050
Carrying Amount of Mortgages	15,187
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Medical Office Building In Georgia [Member]
Mortgage Loans on Real Estate
Interest Rate	6.50%
Final Maturity Date	Oct. 01, 2014
Periodic Payment Terms	$38,556
Prior Liens	0
Face Amount of Mortgages	6,100
Carrying Amount of Mortgages	6,014
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second mortgage relating to one senior housing facility in New Hampshire [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Oct. 01, 2016
Periodic Payment Terms	$21,056
Prior Liens	17,670
Face Amount of Mortgages	3,235
Carrying Amount of Mortgages	3,056
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First Mortgage Relating To One Senior Housing Facility In Arizona [Member]
Mortgage Loans on Real Estate
Interest Rate	3.55355%
Final Maturity Date	Jan. 01, 2014
Periodic Payment Terms	$12,275
Prior Liens	0
Face Amount of Mortgages	4,500
Carrying Amount of Mortgages	2,650
Principal Amount of Loans Subject to Delinquent Principal or Interest	2,650
First mortgage relating to one senior housing facility in Texas [Member]
Mortgage Loans on Real Estate
Interest Rate	10.25%
Final Maturity Date	Mar. 01, 2013
Periodic Payment Terms	$56,307
Prior Liens	0
Face Amount of Mortgages	2,635
Carrying Amount of Mortgages	2,498
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Second mortgage relating to one hospital in California [Member]
Mortgage Loans on Real Estate
Interest Rate	9.83%
Final Maturity Date	Oct. 31, 2013
Periodic Payment Terms	$138,308
Prior Liens	15,187
Face Amount of Mortgages	13,000
Carrying Amount of Mortgages	1,323
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one hospital in California Three [Member]
Mortgage Loans on Real Estate
Interest Rate	10.13%
Final Maturity Date	Jan. 14, 2014
Periodic Payment Terms	$131,481
Prior Liens	0
Face Amount of Mortgages	8,045
Carrying Amount of Mortgages	1,215
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
First mortgage relating to one medical office building in Georgia Two [Member]
Mortgage Loans on Real Estate
Interest Rate	8.11%
Final Maturity Date	Oct. 01, 2014
Periodic Payment Terms	$1,206
Prior Liens	0
Face Amount of Mortgages	800
Carrying Amount of Mortgages	175
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0